Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Level 2
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 7,078,533	₩ 10,372,477
Level 2 | Financial liabilities designated at FVTPL
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	543,381	1,081,218
Level 2 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 6,535,152	₩ 9,291,259
Level 2 | Derivative-linked securities sold | Financial liabilities designated at FVTPL
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*), NAV	Option model (*), NAV
Carrying value	₩ 255,532	₩ 819,919
Significant unobservable inputs and range	Underlying asset price	Underlying asset price
Level 2 | Debt securities issued | Financial liabilities designated at FVTPL
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 287,849	₩ 261,299
Significant unobservable inputs and range	Discount rate, volatility	Discount rate, volatility
Level 2 | Trading | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*), Forward interest rate, DCF	Option model (*), Forward interest rate, DCF
Carrying value	₩ 5,540,526	₩ 8,476,885
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Hedging | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 994,626	₩ 814,374
Level 3
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	6,282,155	7,883,809
Level 3 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 447,472	₩ 744,552
Level 3 | Equity related | Financial liabilities designated at FVTPL
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 5,834,683	₩ 7,139,257
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations	The volatility of the underlying asset, Correlations
Level 3 | Equity and foreign exchange related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 21,150	₩ 181,858
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations	The volatility of the underlying asset, Correlations
Level 3 | Interest rates related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 335,811	₩ 428,049
Significant unobservable inputs and range	The volatility of the underlying asset, Regression coefficient, Correlations	The volatility of the underlying asset, Regression coefficient,Correlations
Level 3 | Credit and commodity related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 90,511	₩ 134,645
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations, Hazard Rate	The volatility of the underlying asset, Correlations, Hazard Rate